Related Parties Disclosures - Schedule of Remuneration of Key Management Personnel (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Ng Chen Lok, Chairman, CEO & Director [Member]
Ng Chen Lok, Chairman, CEO & Director
Director fee	RM 540,435	$ 128,286	RM 393,000
Zuria Hajar Bt Mohd Adnan, CFO & Director [Member]
Zuria Hajar Bt Mohd Adnan, CFO & Director
Salary	67,000	15,904	46,044
Employer Contribution to Defined Contribution Plan	8,040	1,909	5,040
Employer Contribution to Insurance Scheme	696	165	579
Loong Xin Yee, COO [Member]
Zuria Hajar Bt Mohd Adnan, CFO & Director
Salary	120,000	28,485	60,000
Tan Kim Chuan, CTO [Member]
Zuria Hajar Bt Mohd Adnan, CFO & Director
Salary	158,900	37,719	60,000
Employer Contribution to Defined Contribution Plan	3,900	926
Employer Contribution to Insurance Scheme	618	147
Lai Fuu Sing, Independent Director [Member]
Ng Chen Lok, Chairman, CEO & Director
Director fee	13,125	3,116
Pan Seng Wee, Independent Director [Member]
Ng Chen Lok, Chairman, CEO & Director
Director fee	13,125	3,116
Robert Michael Harrison Jr, Independent Director [Member]
Ng Chen Lok, Chairman, CEO & Director
Director fee